Shareholders' equity - Other disclosures (Details) - MXN ($) $ / shares in Units, $ in Millions									12 Months Ended
	Nov. 28, 2019	Apr. 29, 2019	Dec. 28, 2018	Jun. 29, 2018	Jan. 26, 2018	Jan. 25, 2018	Dec. 27, 2017	May 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other capital disclosures
Dividends declared	$ 5,450	$ 4,843	$ 4,949	$ 4,279		$ 1,822	$ 4,676	$ 4,234	$ 10,293	$ 9,228
Dividend payables											$ 1,950
Merger | Corporate restructuring and mergers
Other capital disclosures
Share premium					$ 17,574
Number of shares issued					175,746,122,497
Par value					$ 0.10
Nominal value after reverse split					$ 3.780782962
Number of shares cancelled due to reverse split					264,464,365,125
Number of shares issue due to reverse split					6,994,962,889
Increase in unsubscribed share capital					$ 1,671
Number of treasury shares cancelled					207,968,532
Shares issued and held as treasury shares					650,000,000
Fixed capital: Series "F" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued					147,353,683,122
Fixed capital: Series "B" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued					28,392,439,375
Par value					$ 0.10